UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,414	$ 3,146
Prepaid expenses and other assets	216	290
Other receivables	32
Total current assets	1,662	3,436
Property and equipment, net	1,724	980
Construction in progress	70
Intangible assets, net	10	11
Right-of-use assets	874
Security deposits	101	90
Vendor deposits	290	96
TOTAL ASSETS	4,731	4,613
Current liabilities:
Accounts payable	1,368	66
Accrued expenses	595	167
Payroll tax liabilities	124	57
Advanced customer deposits	522
Paycheck protection program loan		397
Current portion of deferred rent		22
Current portion of lease liability	485
Total current liabilities	3,094	709
Deferred rent		104
Lease liability, net of current portion	692
Total liabilities	3,786	813
Stockholders’ equity
Additional paid-in capital	202,002	151,733
Accumulated deficit	(201,061)	(147,936)
Total stockholders’ equity	945	3,800
Total liabilities and stockholders’ equity	4,731	4,613
Common Class C [Member]
Stockholders’ equity
Common stock par value
Common Class D [Member]
Stockholders’ equity
Common stock par value	3	2
Common Class A [Member]
Stockholders’ equity
Common stock par value	$ 1	$ 1